U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
ANNUAL NOTICE OF SECURITES SOLD
PURSUANT TO RULE 24F-2

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

1.	Name and address of issuer:
GMO Series Trust
40 Rowes Wharf
Boston, MA 02110

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
	[ ]

GMO Benchmark-Free Allocation Series Fund
GMO Global Asset Allocation Series Fund
GMO Global Equity Allocation Series Fund
GMO International Equity Allocation Series Fund

3. Investment Company Act File Number: 811-22564

Securities Act File Number: 333-174627

4(a).	Last day of fiscal year for which this Form
is filed: April 30, 2013

4(b).	[  ] 	Check box if this Form is being filed
late (i.e., more than 90 calendar days after the end of the issuers fiscal year).
(See instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST
BE PAID ON THE REGISTRATION FEE DUE.

4(c).	[   ]	Check box if this is the last time
the issuer will be filing this Form.

5.		Calculation of registration fee:

(i) Aggregate sale price of securities sold
    during the fiscal year pursuant to
    section 24(f):	$1,028,388,017

(ii) Aggregate price of securities redeemed
     or repurchased during the fiscal year:
     $227,042,649

(iii) Aggregate price of securities redeemed
      or repurchased during any PRIOR fiscal
      year ending no earlier than October 11,
      1995 that were not previously used to
      reduce registration fees payable to the
      Commission:   $0

(iv) Total available redemption credits
     [add items 5(ii) and 5(iii)]: $227,042,649

(v) Net sales -- if item 5(i) is greater
    than Item 5(iv) [subtract Item 5(iv)
    $801,345,368

(vi) Redemption credits available for use
     in future years -- if Item 5(i) is  $0

     less than Item 5(iv) [subtract Item
     5(iv) from Item 5(i)]:

(vii) Multiplier for determining registration
      fee (See Instruction C.9):
      x  0.0001364

(viii) Registration fee due [multiply Item 5(v) by Item 5(vii)](enter 0 if no fee is due): = $109,303.51

6. Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

7. Interest due -- if this Form is being filed more
   than 90 days after the end of the issuers fiscal
   year (see Instruction D):  $0

8. Total of the amount of the registration fee due plus any interest due [Item 5(viii) plus
   Item 7]: = $109,303.51

9. Date the registration fee and any interest payment was sent to the Commissions lockbox depository :07/25/2013 CIK: 1521894

Method of Delivery:

[ X]  Wire Transfer
[    ]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Sheppard Burnett
				Treasurer

Date: July 25,2013
*Please print the name and title of the signing officer below the signature.